UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2006
Check here if Amendment  [X];  Amendment Number:1
This Amendment (check only one): 	[X] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title: Compliance Officer
Phone: 416-848-1942 ext 286
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, January 17, 2007

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:		43
Form 13F Information Table Value Total:		$793,051 (x 1000)



List of Other Included Managers:

No.	13F File Number	Name


                                    FORM 13F INFORMATION TABLE
                                   		 VALUE   SHRS/    SH/  PUT/ INVSTMT OTHER          VOTE AUTHORITY
NAME OF ISSUER    	CLASS    CUSIP  	(x$1000) PRN AMT  PRN  CALL DSCRETN MANAGERS  	SOLE  SHARED  NONE

3M Co			Com	88579Y101	31879	394694	  SH	    Sole		394694
Alfa Corporation	Com	15385107	3921	236781	  SH	    Sole		236781
Alltel Corp		Com	20039103	20554	322013	  SH        Sole		322013
American Power Conv	Com	29066107	12640	648553	  SH	    Sole		648553
Bank of America Corp	Com	60505104	40496	841907	  SH	    Sole		841907
Belden CDT Inc		Com	77454106	17523	530184	  SH	    Sole		530184
Bristol-Myers Squibb Co	Com	110122108	31170	1205330	  SH	    Sole		1205330
Career Education Corp	Com	141665109	30964	1035920	  SH	    Sole		1035920
Check Point Software 	Com	2181334 US	15239	865870	  SH	    Sole		865870
Chevron Corp		Com	166764100	20255	326383	  SH	    Sole		326383
Convergys Corp		Com	212485106	12968	665011	  SH	    Sole		665011
Cooper Tire & Rubber	Com	216831107	21151	1898657	  SH        Sole		1898657
Diebold Inc		Com	253651103	16207	398993	  SH	    Sole		398993
Dollar General Corp	Com	256669102	27529	1969145	  SH	    Sole		1969145
Dollar Tree Stores	Com	256747106	33109	1249414	  SH	    Sole		1249414
Ferro Corp		Com	315405100	5749	360185	  SH	    Sole		360185
Fifth Third Bancorp	Com	316773100	19907	538744	  SH	    Sole		538744
Fiserv Inc		Com	337738108	21269	468902	  SH	    Sole		468902
Glatfelter (P.H.) Co.	Com	377316104	11485	723713	  SH	    Sole		723713
H&R Block Inc		Com	93671105	24678	1034284	  SH	    Sole		1034284
Health Mgmt Ass. Inc -A	Com	421933102	27316	1385878	  SH	    Sole		1385878
Hubbell Inc. B		Com	443510201	5824	122219	  SH	    Sole		122219
Insituform Tech.CL A	Com	457667103	5378	234950	  SH	    Sole		234950
Int'l Flavors & Frag	Com	459506101	23594	669514	  SH	    Sole		669514
Intel Corp		Com	458140100	19973	1051191	  SH	    Sole		1051191
Keycorp			Com	493267108	5113	143295	  SH	    Sole		143295
Kimberly-Clark Corp	Com	494368103	30998	502399	  SH	    Sole		502399
LA-Z-BOY Inc.		Com	505336107	9163	654530	  SH	    Sole		654530
Manpower Inc		Com	56418H100	11525	178400	  SH	    Sole		178400
Merck & Company Inc.	Com	589331107	33648	923633	  SH	    Sole		923633
NBTY Inc		Com	628782104	19914	832875	  SH	    Sole		832875
NCO Group Inc		Com	628858102	8185	309562	  SH	    Sole		309562
National City Corp	Com	635405103	17873	493878	  SH	    Sole		493878
Peoples Energy Corp.	Com	711030106	11972	333398	  SH	    Sole		333398
Pfizer Inc		Com	717081103	40117	1709290	  SH	    Sole		1709290
Plantronics Inc		Com	727493108	16124	725975	  SH	    Sole		725975
Quaker Chemical Corp	Com	747316107	9166	490143	  SH	    Sole		490143
RadioShack Corp		Com	750438103	22561	1611491	  SH	    Sole		1611491
Superior Indust. Intl	Com	868168105	4487	245300	  SH	    Sole		245300
Tecumseh Products CL A	Com	878895200	10629	553579	  SH	    Sole		553579
Timberland Co. Cl A	Com	887100105	7466	286040	  SH	    Sole		286040
UnumProvident Corp	Com	91529Y106	19684	1085734	  SH        Sole		1085734
Werner Enterprises Inc	Com	950755108	13650	673390	  SH	    Sole		673390
